Lease Liabilities - Schedule of Lease Expense Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 1,026,971	$ 796,182	$ 598,031
Interest expense on lease liabilities	1,420,187	1,072,774	762,872
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)	27,753	16,469	18,370
Total	$ 2,474,911	$ 1,885,425	$ 1,379,273